ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2023	2022

Employees and payroll accruals	$23,292	$20,788
Government authorities	10,808	10,758
Accrued expenses	7,702	5,185
Other short-term liabilities	834	1,138

	$42,636	$37,869